Debt (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revolving Line Of Credit
Senior credit facility	$ 625,000,000	$ 450,000,000
Credit facility, expiration date	Dec. 31, 2014
Letters of credit outstanding amount	5,400,000
Amendement fees	7,000,000
Debt instrument, covenant compliance	We were in compliance with all of these covenants at December 31, 2012.
Maximum cash distributions	50,000,000
Non Recourse Debt
Amount of debt acquired	23,800,000	29,000,000	35,000,000
Collateral mortgage loan, carrying value	2,000,000,000
Debt instrument maturity date, range start	Jan. 01, 2013
Debt instrument maturity date, range end	Dec. 31, 2026
Mortgage loans on real estate, interest rate	4.20%	5.10%	5.50%
Debt refinanced	21,200,000	10,500,000
Debt refinanced, restated carrying value		11,900,000
Mortgage loan term	11.5	10.4	10
Variable rate basis			Libor
Variable rate spread			2.50%
Carey Storage Ventures
Non Recourse Debt
Mortgage loans on real estate, interest rate		6.70%	6.30%
Mortgage loan term		8.2	8.5
Fair value of mortgage loans assumed			17,100,000
Carey Storage Ventures | Investors
Non Recourse Debt
Amount of debt acquired		2,800,000	8,200,000
CPA 14
Non Recourse Debt
Amount of debt acquired		88,700,000
Fair value market adjustment		1,100,000
Mortgage loans on real estate, interest rate		5.80%
Mortgage loan term		8.3
Fair value of mortgage loans assumed		87,600,000
WPC/CPA 15 Merger
Non Recourse Debt
Fair value market adjustment	14,800,000
Maximum
Revolving Line Of Credit
Credit facililty potential increase	125,000,000
Potential increase in swing line loan	35,000,000
Potential increase in credit facility demonitated in currency other than USD	150,000,000
Additional potential letter of credit	50,000,000
Revolving Credit Facility
Revolving Line Of Credit
Senior credit facility	450,000,000
Interest rate on debt	2.00%
Line of credit facility, available	625,000,000
Term Loan Facility
Revolving Line Of Credit
Senior credit facility	175,000,000
Letter of Credit
Revolving Line Of Credit
Letters of credit outstanding amount	253,000,000
Investment Grade | Maximum
Revolving Line Of Credit
Facility interest rate	0.40%
Investment Grade | Maximum | Euro Currency
Revolving Line Of Credit
Interest rate on debt	2.00%
Investment Grade | Maximum | Base Rate Loans
Revolving Line Of Credit
Interest rate on debt	1.00%
Investment Grade | Minimum
Revolving Line Of Credit
Facility interest rate	0.20%
Investment Grade | Minimum | Euro Currency
Revolving Line Of Credit
Interest rate on debt	1.10%
Investment Grade | Minimum | Base Rate Loans
Revolving Line Of Credit
Interest rate on debt	0.10%
Not Investment Grade | Maximum
Revolving Line Of Credit
Dent instrument unused borrowing capacity fee %	0.40%
Not Investment Grade | Maximum | Euro Currency
Revolving Line Of Credit
Interest rate on debt	2.50%
Not Investment Grade | Maximum | Base Rate Loans
Revolving Line Of Credit
Interest rate on debt	1.50%
Not Investment Grade | Minimum
Revolving Line Of Credit
Dent instrument unused borrowing capacity fee %	0.30%
Not Investment Grade | Minimum | Euro Currency
Revolving Line Of Credit
Interest rate on debt	1.75%
Not Investment Grade | Minimum | Base Rate Loans
Revolving Line Of Credit
Interest rate on debt	0.75%
Fixed Interest Rate Loans
Non Recourse Debt
Mortgage loan on real estate, minimum interest rate	2.70%
Mortgage loan on real estate, maximum interest rate	10.00%
Fixed Interest Rate Loans | Carey Storage Ventures
Non Recourse Debt
Amount of debt acquired		4,600,000
Fixed Interest Rate Loans | WPC/CPA 15 Merger
Non Recourse Debt
Amount of debt acquired	1,100,000,000
Mortgage loans on real estate, interest rate	5.08%
Numbers of loans assumed	58
Variable Interest Rate Loans
Non Recourse Debt
Mortgage loan on real estate, minimum interest rate	1.20%
Mortgage loan on real estate, maximum interest rate	7.60%
Variable Interest Rate Loans | WPC/CPA 15 Merger
Non Recourse Debt
Amount of debt acquired	$ 295,200,000
Mortgage loans on real estate, interest rate	5.03%
Numbers of loans assumed	9